COMMITMENTS AND CONTINGENT LIABILITIES (Synthetic Rubber Industry Matters) (Narrative) (Details)	1 Months Ended				3 Months Ended
	Dec. 31, 2007 Fine Issued Polychloroprene Business [Member] USD ($)	Dec. 31, 2007 Fine Issued Polychloroprene Business [Member] EUR (€)	Nov. 30, 2006 Fine Issued for Butadiene Rubber and Emulsion Styrene Butadiene Rubber Business [Member] USD ($)	Nov. 30, 2006 Fine Issued for Butadiene Rubber and Emulsion Styrene Butadiene Rubber Business [Member] EUR (€)	Dec. 31, 2006 Fine Issued for Butadiene Rubber and Emulsion Styrene Butadiene Rubber Business [Member] USD ($)
Loss Contingencies [Line Items]
Fine issued in connection with alleged violation of competition laws	$ 65,000,000	€ 48,675,000	$ 85,000,000	€ 64,575,000
Loss contingency					$ 85,000,000